UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from June 1, 2015 to June 30, 2015
Commission File Number of issuing entity 333-166240-01 and 333-189182-01

World Financial Network Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor: 333-166240 and 333-189182

WFN Credit Company, LLC
(Exact Name of Registrant as Specified in its Charter)

Comenity Bank
(Exact Name of Registrant as Specified in its Charter)

Delaware	31-1772814
(State or other jurisdiction of Incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2011-B, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2012-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-C, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-D, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2013-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2013-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2014-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2014-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2014-C, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2015-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐ [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

The response to Item 1 is set forth below and in Exhibit 99.1.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

For each of Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A, Series 2013-B, Series 2014-A, Series 2014-B, Series 2014-C and Series 2015-A is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period?  Yes ☐     No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐     No ☒

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from  June 1, 2015 to June 30, 2015.

The depositor filed its most recent Form ABS-15G on February 13, 2015. The CIK number of the depositor is 0001139552.

On June 15, 2015, the Series 2010-A asset-backed term notes matured and were repaid.

On June 25, 2015 (the "Removal Date"), pursuant to the Reassignment No. 3 in Removed Accounts (the "PSA Reassignment"), among WFN Credit Company, LLC, as Transferor ("WFN Credit"), Comenity Bank, as Servicer, and MUFG Union Bank, N.A., as Trustee ("Trustee"), WFN Credit designated and removed from the World Financial Credit Card Master Trust (the "Trust") all receivables in certain designated accounts arising in the retail private label credit card program for a particular client brand (the "Removed Accounts") that are required to be sold by Comenity Bank in connection with the termination of such credit card program.  From and after June 25, 2015, no new credit card accounts arising for this client brand shall be designated to the Trust.

On June 25, 2015, pursuant to the Reassignment of Receivables in Removed Accounts (the "RPA Reassignment"), by and between WFN Credit and Comenity Bank, Comenity Bank repurchased the receivables in the Removed Accounts from WFN Credit.

As of the Removal Date, the receivables in the Removed Accounts are approximately $26.5 million dollars, approximately 0.45% of the receivables owned by the Trust.  Comenity Bank believes that the PSA Reassignment and RPA Reassignment will not have a material effect on World Financial Credit Card Master Note Trust (the "Note Trust") or the asset-backed securities issued by the Note Trust.

Item 9.  Exhibits.

Exhibit No.	Document Description
99.1
Monthly Noteholder's Statement for World Financial Network Credit Card Master Note Trust, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A, Series 2013-B, Series 2014-A, Series 2014-B, Series 2014-C and Series 2015-A for the July 15, 2015 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: July 15, 2015	By:	/s/ Randy J. Redcay
	Name:	Randy J. Redcay
	Title:	Chief Financial Officer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1
Monthly Noteholder's Statement for World Financial Network Credit Card Master Note Trust, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A, Series 2013-B, Series 2014-A, Series 2014-B, Series 2014-C and Series 2015-A for the July 15, 2015 Payment Date.